Schedule of Investments	12 Months Ended
Dec. 31, 2015
Schedule of Investments [Abstract]
Investment Holdings, Schedule of Investments [Text Block]
	December 31, 2015		December 31, 2014
	Percentage of Net Assets	Fair value	Percentage of Net Assets	Fair value

Long Positions
Futures Positions
Agriculture	-0.17%	$(10,975)	-0.50%	$(52,553)
Currency	0.06%	4,031	0.00%	-
Energy	-0.43%	(28,234)	-0.12%	(12,759)
Indices	-0.05%	(3,318)	0.00%	(175)
Interest rates	-0.16%	(10,506)	1.59%	166,261
Metals	0.00%	-	-0.01%	(1,425)

Forward Positions
Currency	0.00%	-	0.26%	27,671

Total long positions on open contracts		$(49,002)		$127,020

Short Positions
Futures Positions
Agriculture	-0.26%	$(17,425)	0.89%	$93,077
Currency	0.33%	21,518	0.38%	39,919
Energy	0.89%	59,088	2.05%	215,346
Indices	-0.23%	(15,231)	0.00%	-
Interest rates	0.03%	1,694	0.00%	-
Metals	0.04%	2,772	0.43%	44,785

Forward Positions
Currency	0.00%	-	-0.36%	(38,216)

Total short positions on open contracts		$52,416		$354,911

Total unrealized gain on open contracts		$3,414		$481,931

Short put options on futures contract
Agriculture (premiums received - $0 and $8,212, respectively)	0.00%	$-	-0.11%	$(11,963)
Interest rates (premiums received - $4,356 and $0, respectively)	-0.11%	(7,440)	0.00%	-

Total short put options on futures contracts		$(7,440)		$(11,963)

Short call options on futures contracts
Agriculture (premiums received - $0 and $7,800, respectively)	0.00%	$-	-0.04%	$(4,013)
Interest rates (premiums received - $3,000 and $0, respectively)	-0.01%	(619)	0.00%	-

Total short call options on futures contracts		$(619)		$(4,013)

Total options written on futures contracts		$(8,059)		$(15,976)